UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 | | adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisors Inc.
Address: 767 Third Avenue, 30th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY                 August 15, 2002
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                                                          Page 1

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        95

Form 13F Information Table Value Total: $1,796,216,346

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC



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                                                                         Page 2

                           FORM 13F INFORMATION TABLE


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     Column 1       Column 2  Column 3   Column 4      Column 5             Column 6       Column  7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Investment                      Voting Authority
                                                                           Discretion                          (Shares)

                   Title     CUSIP                                    Shared     Shared    Other
   Name of Issuer  of Class  Number      Market Value     SHRS     Sole Defined  Other     Managers       Sole      Shared     None
------------------------------------------------------------------------------------------------------------------------------------


Abgenix, Inc        COM     00339B107     19,992,635      2,021,500      X                      1       2,021,500

Abgenix, Inc        COM     00339B107      7,961,450        805,000      X                      2         805,000



Adolor Corp.        COM     00724X102     10,426,242        925,954      X                      1         925,954

Adolor Corp.        COM     00724X102      6,512,783        578,400      X                      2         578,400



Affymetrix Inc      COM     00826T108     65,360,755      2,724,500      X                      1       2,724,500

Affymetrix Inc      COM     00826T108     19,000,080        792,000      X                      2         792,000



Alexion Pharma-
ceuticals, Inc.     COM     015351109     12,120,000        800,000      X                      1         800,000

Alexion Pharma-
ceuticals, Inc.     COM     015351109      3,030,000        200,000      X                      2         200,000



Amgen Inc.          COM     31162100      42,382,560      1,012,000      X                      1       1,012,000

Amgen Inc.          COM     31162100       3,350,400         80,000      X                      2          80,000



Argonaut Techno-
logies Inc          COM     40175101         832,200        730,000      X                      1         730,000

Argonaut Techno-
logies Inc          COM     40175101       1,048,800        920,000      X                      2         920,000



Arqule Inc.         COM     04269E107      8,457,750      1,253,000      X                      1       1,253,000

Arqule Inc.         COM     04269E107      4,953,825        733,900      X                      2         733,900



Bioenvision, Inc.   COM     09059N100      1,264,364        632,182      X                      1         632,182

Bioenvision, Inc.   COM     09059N100      2,735,636      1,367,818      X                      2       1,367,818



Bio-Technology
General             COM     090578105     17,355,678      2,887,800      X                      1       2,887,800

Bio-Technology
General             COM     090578105      7,829,227      1,302,700      X                      2       1,302,700


Caliper Techno-
logies              COM     130876105     13,237,255      1,585,300      X                      1       1,585,300

Caliper Techno-
logies              COM     130876105      6,629,065        793,900      X                      2         793,900



Cell Therapeu-
tics Inc.           COM     150934107        147,393         27,000      X                      1          27,000

Cell Therapeu-
tics Inc.           COM     150934107        180,147         33,000      X                      2          33,000



Ciphergen
Biosystems          COM     17252Y104      4,426,754      1,206,200      X                      1       1,206,200

Ciphergen
Biosystems          COM     17252Y104      2,749,564        749,200      X                      2         749,200

Compugen Ltd        COM   IL0010852080       165,000         75,000      X                      1          75,000



Cypress Biosciences COM      232674507      1,101,750       565,000      X                      1         565,000

Cypress Biosciences COM      232674507      1,433,250       735,000      X                      2         735,000



Depomed Inc.        COM      249908104        437,803       141,684      X                      1         141,684

Depomed Inc.        COM      249908104      5,443,473     1,761,642      X                      2       1,761,642



Discovery Labora-
tories Inc.         COM      254668106      6,039,888     3,451,365      X                      2       3,451,365



Eli Lilly & Company COM      532457108     84,498,480     1,498,200      X                      1       1,498,200

Eli Lilly & Company COM      532457108     32,430,000       575,000      X                      2         575,000



Enzon Inc.          COM      293904108     61,512,695     2,499,500      X                      1       2,499,500

Enzon Inc.          COM      293904108     15,873,450       645,000      X                      2         645,000



Forest Labora-
tories - CL A       COM      345838106     35,400,000       500,000      X                      1         500,000



Genentech Inc       COM      368710406    102,027,600     3,045,600      X                      1       3,045,600

Genentech Inc       COM      368710406     36,515,000     1,090,000      X                      2       1,090,000



Genzyme Corp.
General Division    COM      372917104     71,332,300     3,707,500      X                      1       3,707,500

Genzyme Corp.
General Division    COM      372917104     23,569,000     1,225,000      X                      2       1,225,000



Gilead Sciences
Inc.                COM      375558103     80,513,256     2,448,700      X                      1       2,448,700

Gilead Sciences
Inc.                COM      375558103     28,408,320       864,000      X                      2         864,000



Given Imaging       COM   IL0010865371     11,820,000       985,000      X                      1         985,000

Given Imaging       COM   IL0010865371     36,634,872     3,052,906      X                      2       3,052,906



Idec Pharmaceu-
ticals Corp.        COM      449370105     66,362,400     1,872,000      X                      1       1,872,000

Idec Pharmaceu-
ticals Corp.        COM      449370105     16,307,000       460,000      X                      2         460,000



Immunex Corp.       COM      452528102     96,102,212     4,301,800      X                      1       4,301,800

Immunex Corp.       COM      452528102     42,334,300     1,895,000      X                      2       1,895,000



Immunomedics Inc.   COM      452907108      8,217,212     1,577,200      X                      1       1,577,200

Immunomedics Inc.   COM      452907108      2,422,650       465,000      X                      2         465,000



Incyte Pharma       COM      45337C102     22,163,322     3,048,600      X                      1       3,048,600

Incyte Pharma       COM      45337C102     10,256,516     1,410,800      X                      2       1,410,800



King Pharmaceu-
ticals Inc.         COM      495582108      3,537,750       159,000      X                      1         159,000

King Pharmaceu-
ticals Inc.         COM      495582108      4,249,750       191,000      X                      2         191,000



Lifecell            COM      531927101      1,713,603       699,430      X                      1         699,430

Lifecell            COM      531927101      4,028,584     1,644,320      X                      2       1,644,320



Ligand Pharmaceu-
ticals              COM      53220K207      5,655,000       390,000      X                      1         390,000

Ligand Pharmaceu-
ticals              COM      53220K207      6,670,000       460,000      X                      2         460,000



Lynx Therapeutics
Inc.                COM      551812308        586,950       455,000      X                      1         455,000

Lynx Therapeutics
Inc.                COM      551812308        703,050       545,000      X                      2         545,000



Medimmune Inc.      COM      584699102      6,600,000       250,000      X                      2         250,000



Molecular Devices
Corp                COM      60851C107     26,068,100     1,464,500      X                      1       1,464,500

NPS Pharmaceuti-
cals Inc.           COM      62936P103      2,566,100       167,500      X                      1         167,500

NPS Pharmaceuti-
cals Inc.           COM      62936P103      2,995,060       195,500      X                      2         195,500



Onyx Pharmaceuti-
cals Inc.           COM      683399109      2,723,440       472,000      X                      1         472,000

Onyx Pharmaceuti-
cals Inc.           COM      683399109      3,260,050       565,000      X                      2         565,000



Orapharma Inc.      COM      68554E106      5,198,000     1,130,000      X                      1       1,130,000



Orchid Biosciences  COM      68571P100      1,462,228     1,107,749      X                      1       1,107,749

Orchid Biosciences  COM      68571P100      1,823,553     1,381,480      X                      2       1,381,480



Orphan Medical,
 Inc.               COM      687303107      7,371,000      780,000      X                       1         780,000

Orphan Medical,
Inc.                COM      687303107      7,912,503      837,302      X                       2         837,302



Palatin
Technologies Inc.   COM      696077304        409,994      207,068      X                       1         207,068

Palatin
Technologies Inc.   COM      696077304        515,394      260,300      X                       2         260,300



Penwest Pharmaceu-
ticals Co.          COM      709754105      4,309,500      221,000      X                       1         221,000

Penwest Pharmaceu-
ticals Co.          COM      709754105      5,460,000      280,000      X                       2         280,000



Pfizer Inc.         COM      717081103    113,407,000    3,240,200      X                       1       3,240,200

Pfizer Inc.         COM      717081103     50,365,000    1,439,000      X                       2       1,439,000



Pharmacopeia Inc.   COM      71713B104     15,496,061    1,819,000      X                       1       1,819,000

Pharmacopeia Inc.   COM      71713B104      4,566,184      536,000      X                       2         536,000



SangStat Medical
Corp.               COM      801003104     34,470,000    1,500,000      X                       1       1,500,000

SangStat Medical
Corp.               COM      801003104      5,170,500      225,000      X                       2         225,000



Schering-Plough
Corporation         COM      806605101     94,341,000    3,835,000      X                       1       3,835,000

Schering-Plough
Corporation         COM      806605101     27,084,600    1,101,000      X                       2       1,101,000



Sepracor Inc.       COM      817315104     32,971,375    3,452,500      X                       1       3,452,500

Sepracor Inc.       COM      817315104     11,081,820    1,160,400      X                       2       1,160,400



Sonus Pharma.       COM      835692104        377,663      180,700      X                       1         180,700

Sonus Pharma.       COM      835692104        447,887      214,300      X                       2         214,300



Synaptic
Pharmaceuticals
Corp.               COM      87156R109        774,540      132,400      X                       1         132,400

Synaptic
Pharmaceuticals
Corp.               COM      87156R109        946,530      161,800      X                       2         161,800



Triangle
Pharmaceuticals
Inc.                COM      89589H104      5,739,238    2,117,800      X                       1       2,117,800

Triangle
Pharmaceuticals
Inc.                COM      89589H104      7,221,337    2,664,700      X                       2       2,664,700



Tularik Inc.        COM      899165104        522,690       57,000      X                       2          57,000



Wyeth               COM      983024100     85,094,400    1,662,000      X                       1         662,000

Wyeth               COM      983024100     37,017,600      723,000      X                       2         723,000



Xoma Ltd.           COM      BMG9825R1079     917,700      230,000      X                       1         230,000

Xoma Ltd.           COM      BMG9825R1079   1,077,300      270,000      X                       2         270,000

Total                                   1,796,216,346  108,642,800                                    108,642,800
